Results for the year - Net sales and rebates - Gross-To-Net Sales Reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 230,701	kr 216,174	kr 198,924
Total gross-to-net sales adjustments	(118,870)	(104,478)	(87,144)
Net sales	111,831	111,696	111,780
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	54,488	55,831	57,194
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(65,207)	(53,077)	(40,874)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(29,469)	(28,324)	(25,416)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(11,950)	(12,491)	(10,862)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(6,606)	(5,771)	(5,147)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	kr (5,638)	kr (4,815)	kr (4,845)